January 11, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Calvert Fund
1933 Act File No. 333-171345
Pre-Effective Amendment No. 3 to Form N-14 filed on December 22, 2010

Ladies and Gentlemen:

Filed herewith is Pre-Effective Amendment No. 3 under the Securities Act of 1933, as amended (the “1933 Act”), to the registration statement on Form N-14 of The Calvert Fund (the “Registrant”) filed on December 22, 2010. This amendment  reflects performance for the acquiring fund and target fund as of December 31, 2010, which was not available at the time of the filing of the initial Form N-14, and also reflects certain non-material changes.  Furthermore, the filing includes a consent of the Registrant’s registered independent public accounting firm; an opinion and consent of counsel on tax matters; and an opinion and consent of counsel as to legality of shares.

In addition, pursuant to Rule 461 under the Securities Act, the Registrant and Calvert Distributors, Inc., the Registrant’s principal underwriter, hereby request that the effective date of the registration statement be accelerated to a date no later than January 31, 2011.

Please feel free to contact me at 301-657-7045 with any questions about this filing.

Sincerely,

The Calvert Fund

/s/ Lancelot A. King
Lancelot A. King
Assistant Vice President

Calvert Distributors, Inc.

/s/ Lancelot A. King
Lancelot A. King
Assistant Vice President

cc:	Valerie Lithotomos, Esq.
Division of Investment Management
Securities and Exchange Commission